Note 8 - Accrued Interest Receivable and Other Assets - Components of Accrued Interest Receivable and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted stock	$ 3,848	$ 3,679
Deferred tax asset, net	374	1,232
Other real estate owned	155	270
Operating right-of-use assets	903
Other	1,946	884
Total	10,697	9,698
Investment Securities [Member]
Accrued interest	753	794
Loans [Member]
Accrued interest	$ 2,718	$ 2,839